                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-7582

                                The Valiant Fund
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                  871 Venetia Bay Boulevard, Venice, FL, 34292
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Denis R. Curcio
                  871 Venetia Bay Boulevard, Venice, FL, 34292
                  --------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-242-9340

                        Date of fiscal year end: 8/31/03

                  Date of reporting period: 9/01/02 to 8/31/03

The registrant, an open-end investment company registered pursuant to Section 8(b) of the Investment Company Act of 1940 (the "Act"), has not filed a registration statement that has gone effective under the Securities Act of 1933 (the "1933 Act") because beneficial interests in the registrant are issued and sold solely in private transactions that do not involve any public offering within the meaning of Section 4(2) of the 1933 Act. Accordingly, this report is not filed under Section 13(a) or Section 15(d) of the Securities Exchange Act of 1934.

ITEM 1. REPORTS TO STOCKHOLDERS.

Insert a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

                                THE VALIANT FUND

                                  ANNUAL REPORT
                                 AUGUST 31, 2003

THE VALIANT FUND
Annual Report - August 31, 2003

Table of Contents

                                                           PAGE
---------------------------------------------------------------
U.S. TREASURY MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments                            1
Statement of Assets and Liabilities                          2
Statement of Operations                                      2
Statements of Changes in Net Assets                          3
Financial Highlights                                         4
--------------------------------------------------------------

GENERAL MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments                            6
Statement of Assets and Liabilities                          9
Statement of Operations                                      9
Statements of Changes in Net Assets                         10
Financial Highlights                                        11
--------------------------------------------------------------

TAX-EXEMPT MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments                           13
Statement of Assets and Liabilities                         15
Statement of Operations                                     15
Statements of Changes in Net Assets                         16
Financial Highlights                                        17
--------------------------------------------------------------

U.S. TREASURY INCOME PORTFOLIO
Statement of Assets and Liabilities                         18
Statement of Changes in Net Assets                          19
Financial Highlights                                        20

Notes to Financial Statements                               21
Report of Independent Accountants                           25
Management of the Trust                                     26

--------------------------------------------------------------

VALIANT U.S. TREASURY MONEY MARKET PORTFOLIO

Schedule of Portfolio Investments
August 31, 2003

                                                                                MATURITY      PRINCIPAL
                                                                       RATE       DATE          AMOUNT           VALUE
                                                                       ----     ---------    ------------    -------------
U.S. TREASURY OBLIGATIONS - 51.6%
U.S. TREASURY BILLS - 29.0%                                                        9/4/03    $115,000,000    $ 114,991,338
                                                                                  2/12/04      10,000,000        9,953,761
                                                                                  2/19/04       5,000,000        4,975,775
                                                                                                             -------------
                                                                                                             $ 129,920,874
                                                                                                             -------------
U.S. TREASURY NOTES - 22.6%
                                                                       2.75%      9/30/03      20,000,000       20,015,340
                                                                       4.25      11/15/03      15,000,000       15,074,985
                                                                       3.00       1/31/04      15,000,000       15,103,807
                                                                       3.38       4/30/04      10,000,000       10,137,455
                                                                       3.25       5/31/04      15,000,000       15,227,685
                                                                       2.88       6/30/04      15,000,000       15,228,058
                                                                       6.00       8/15/04      10,000,000       10,464,755
                                                                                                             -------------
                                                                                                               101,252,085
                                                                                                             -------------
TOTAL U.S. TREASURY OBLIGATIONS (AMORTIZED COST $231,172,959)                                                  231,172,959
                                                                                                             -------------
REPURCHASE AGREEMENTS - 48.3%
Bank of America, Inc., 1.02%, due 9/2/03, with a
maturity value of $75,008,500 (Collateralized by
various 5.5% GNMA bonds valued at $76,500,000
with maturity dates 11/20/2030 - 2/16/2033)                                                    75,000,000       75,000,000

J.P. Morgan Chase & Co., 1.02%, due 9/2/03, with a
maturity value of $71,808,137 (Collateralized by
various 5.5% GNMA bonds valued at $79,561,312
with maturity dates 3/15/2008 - 8/15/2033)                                                     71,800,000       71,800,000

UBS Paine Webber, 1.04, due 9/2/03, with a
maturity value of $70,008,550 (Collateralized by
various 4.0% - 7.5% GNMA bonds valued at $71,634,195
with maturity dates 1/20/2027 - 6/20/2032)                                                     70,000,000       70,000,000
                                                                                                             -------------

TOTAL REPURCHASE AGREEMENTS (AMORTIZED COST $216,800,000)                                                      216,800,000
                                                                                                             -------------

TOTAL INVESTMENTS (AMORTIZED COST $447,972,959) (a) - 99.9%                                                    447,972,959
OTHER ASSETS LESS LIABILITIES - 0.1%                                                                               430,860
                                                                                                             -------------
TOTAL NET ASSETS - 100%                                                                                      $ 448,403,819
                                                                                                             =============

-----------------
(a) Cost and value for federal income tax and financial reporting purposes are the same.

GNMA - Government National Mortgage Association

                       See notes to financial statements.

THE VALIANT FUND
U.S. TREASURY MONEY MARKET PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 2003

ASSETS:
Investments, at value                                    $ 231,172,959
Repurchase agreements                                      216,800,000
                                                         -------------
   Total investments                                       447,972,959
Cash                                                            33,094
Receivables:
   Interest                                                    817,062
Other assets                                                    10,581
                                                         -------------
      TOTAL ASSETS                                         448,833,696

LIABILITIES:
Payables:
   Dividends                                $ 171,773
Accrued expensed and other liabilities:
   Investment manager                          77,029
   Distribution and shareholder servicing     181,075
                                            ---------
      TOTAL LIABILITIES                                        429,877
                                                         -------------
NET ASSETS                                               $ 448,403,819
                                                         =============

COMPOSITION OF NET ASSETS:
Capital                                                  $ 448,608,288
Undistributed net investment income                             47,615
Accumulated net realized loss from
    investment transactions                                   (252,084)
                                                         -------------
NET ASSETS                                               $ 448,403,819
                                                         =============

Class A Shares
   Net assets                                            $   7,159,463
   Shares outstanding                                        7,161,746
   Net Asset Value, Offering Price and
      Redemption Price per share                         $        1.00
                                                         =============

Class B Shares
   Net assets                                            $ 126,616,854
   Shares outstanding                                      126,676,099
   Net Asset Value, Offering Price and
      Redemption Price per share                         $        1.00
                                                         =============

Class D Shares
   Net assets                                            $ 286,190,747
   Shares outstanding                                      286,317,923
   Net Asset Value, Offering Price and
      Redemption Price per share                         $        1.00
                                                         =============

Class E Shares
   Net assets                                            $  28,436,755
   Shares outstanding                                       28,452,526
   Net Asset Value, Offering Price and
      Redemption Price per share                         $        1.00
                                                         =============

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED AUGUST 31, 2003

INVESTMENT INCOME:
Interest                                                 $   7,679,212
                                                         -------------
   TOTAL INVESTMENT INCOME                                   7,679,212

EXPENSES:
Investment manager                         $ 1,080,813
Distribution and shareholder servicing:
   Class A Shares                               25,515
   Class B Shares                              478,471
   Class D Shares                            1,609,452
   Class E Shares                              596,060
   Trustee fees                                 16,393
                                           -----------
   Total expenses before contractual
      fee reimbursements                                     3,806,704
   Contructual fee reimbursements                             (178,614)
                                                         -------------
   NET EXPENSES                                              3,628,090
                                                         -------------
NET INVESTMENT INCOME                                        4,051,122
                                                         -------------
NET REALIZED GAIN FROM INVESTMENT
   TRANSACTIONS                                                  1,110
                                                         -------------
NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                            $   4,052,232
                                                         =============

                       See notes to financial statements.

THE VALIANT FUND
U.S. TREASURY MONEY MARKET PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   FOR THE          FOR THE
                                                                                  YEAR ENDED       YEAR ENDED
                                                                                AUGUST 31, 2003  AUGUST 31, 2002
                                                                                ---------------  ---------------
INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income                                                       $    4,051,122   $     8,354,452
    Net realized gain (loss) from investment transactions                                1,110            64,680
                                                                                --------------   ---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                 4,052,232         8,419,132
                                                                                --------------   ---------------
DIVIDENDS:
    Net investment income:
      Class A Shares                                                                   (88,008)          (87,546)
      Class B Shares                                                                (1,304,296)       (1,973,684)
      Class D Shares                                                                (2,299,594)       (4,865,173)
      Class E Shares                                                                  (359,224)       (1,432,401)
                                                                                --------------   ---------------
TOTAL DIVIDENDS TO SHAREHOLDERS                                                     (4,051,122)       (8,358,804)
                                                                                --------------   ---------------
INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS                       (136,255,956)     (103,478,612)
                                                                                --------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS                                             (136,254,846)     (103,418,284)

NET ASSETS:
    Beginning of period                                                            584,658,665       688,076,949
                                                                                --------------   ---------------
    End of period (including undistributed net investment income of $47,615
      at August 31, 2003 and August 31, 2002)                                   $  448,403,819   $   584,658,665
                                                                                ==============   ===============

                       See notes to financial statements.

THE VALIANT FUND
U.S. TREASURY MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS, CLASS A SHARES

                                                                              FOR THE YEARS ENDED AUGUST 31,
                                                               -------------------------------------------------------------
                                                                 2003         2002         2001         2000         1999
                                                               ---------    ---------    ---------    ---------    ---------
NET ASSET VALUE, BEGINNING OF PERIOD                           $   1.000    $   1.000    $    1.00    $    1.00    $    1.00
                                                               ---------    ---------    ---------    ---------    ---------
INVESTMENT ACTIVITIES
    Net investment income                                          0.012        0.021         0.05         0.06         0.05
    Net realized gain (loss) from investment transactions          0.000 *      0.000 *      (0.00)*      (0.00)*      (0.00)*
                                                               ---------    ---------    ---------    ---------    ---------
    Total from investment activities                               0.012        0.021         0.05         0.06         0.05
                                                               ---------    ---------    ---------    ---------    ---------
DIVIDENDS
    Net investment income                                         (0.012)      (0.021)       (0.05)       (0.06)       (0.05)
                                                               ---------    ---------    ---------    ---------    ---------
    Total dividends                                               (0.012)      (0.021)       (0.05)       (0.06)       (0.05)
                                                               ---------    ---------    ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD                                 $   1.000    $   1.000    $    1.00    $    1.00    $    1.00
                                                               =========    =========    =========    =========    =========
TOTAL RETURN                                                        1.22%        2.05%        5.30%        5.66%        4.77%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                              $   7,159    $   7,260    $  10,355    $  15,725    $  15,088
Ratio of expenses to average net assets, before fee waivers
   and / or expense reimbursements                                  0.55%        0.55%        0.55%        0.55%        0.55%
Ratio of expenses to average net assets                             0.20%        0.20%        0.20%        0.20%        0.20%
Ratio of net investment income to average net assets                1.21%        2.12%        5.13%        5.55%        4.69%

FINANCIAL HIGHLIGHTS, CLASS B SHARES

                                                                                 FOR THE YEARS ENDED AUGUST 31,
                                                               ------------------------------------------------------------------
                                                                  2003          2002          2001          2000          1999
                                                               ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, BEGINNING OF PERIOD                           $    1.000    $    1.000    $     1.00    $     1.00    $     1.00
                                                               ----------    ----------    ----------    ----------    ----------
INVESTMENT ACTIVITIES
    Net investment income                                           0.010         0.018          0.05          0.05          0.04
    Net realized gain (loss) from investment transactions           0.000 *       0.000 *       (0.00)*       (0.00)*       (0.00)*
                                                               ----------    ----------    ----------    ----------    ----------
    Total from investment activities                                0.010         0.018          0.05          0.05          0.04
                                                               ----------    ----------    ----------    ----------    ----------
DIVIDENDS
    Net investment income                                          (0.010)       (0.018)        (0.05)        (0.05)        (0.04)
                                                               ----------    ----------    ----------    ----------    ----------
    Total dividends                                                (0.010)       (0.018)        (0.05)        (0.05)        (0.04)
                                                               ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, END OF PERIOD                                 $    1.000    $    1.000    $     1.00    $     1.00    $     1.00
                                                               ==========    ==========    ==========    ==========    ==========
TOTAL RETURN                                                         0.96%         1.80%         5.04%         5.39%         4.51%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                              $  126,617    $  146,246    $  117,213    $   41,893    $   64,266
Ratio of expenses to average net assets, before fee waivers
   and / or expense reimbursements                                   0.55%         0.55%         0.55%         0.55%         0.55%
Ratio of expenses to average net assets                              0.45%         0.45%         0.45%         0.45%         0.45%
Ratio of net investment income to average net assets                 0.95%         1.77%         4.44%         5.20%         4.42%

*    Less than $0.005 per share.

                       See notes to financial statements.

THE VALIANT FUND
U.S. TREASURY MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS, CLASS D SHARES

                                                                           FOR THE YEARS ENDED AUGUST 31,
                                                            -------------------------------------------------------------
                                                              2003         2002         2001         2000         1999
                                                            ---------    ---------    ---------    ---------    ---------
NET ASSET VALUE, BEGINNING OF PERIOD                        $   1.000    $   1.000    $    1.00    $    1.00    $    1.00
                                                            ---------    ---------    ---------    ---------    ---------
INVESTMENT ACTIVITIES
     Net investment income                                      0.008        0.015         0.05         0.05         0.04
     Net realized gain (loss) from investment transactions      0.000 *      0.000 *      (0.00)*      (0.00)*      (0.00)*
                                                            ---------    ---------    ---------    ---------    ---------
     Total from investment activities                           0.008        0.015         0.05         0.05         0.04
                                                            ---------    ---------    ---------    ---------    ---------
DIVIDENDS
     Net investment income                                     (0.008)      (0.015)       (0.05)       (0.05)       (0.04)
                                                            ---------    ---------    ---------    ---------    ---------
     Total dividends                                           (0.008)      (0.015)       (0.05)       (0.05)       (0.04)
                                                            ---------    ---------    ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD                              $   1.000    $   1.000    $    1.00    $    1.00    $    1.00
                                                            =========    =========    =========    =========    =========
TOTAL RETURN                                                     0.71%        1.54%        4.77%        5.13%        4.25%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                           $ 286,191    $ 325,896    $ 339,659    $ 269,929    $ 204,713
Ratio of expenses to average net assets                          0.70%        0.70%        0.70%        0.70%        0.70%
Ratio of net investment income to average net assets             0.71%        1.54%        4.55%        5.04%        4.16%

FINANCIAL HIGHLIGHTS, CLASS E SHARES

                                                                FOR THE YEARS ENDED AUGUST 31,
                                                             -----------------------------------
                                                               2003         2002         2001          2000
                                                             ---------    ---------    ---------     ---------
NET ASSET VALUE, BEGINNING OF PERIOD                         $   1.000    $   1.000    $    1.00     $    1.00
                                                             ---------    ---------    ---------     ---------
INVESTMENT ACTIVITIES
     Net investment income                                       0.005 *      0.013         0.04          0.05
     Net realized gain (loss) from investment transactions       0.000 *      0.000 *      (0.00) *      (0.00)
                                                             ---------    ---------    ---------     ---------
     Total from investment activities                            0.005        0.013         0.04          0.05
                                                             ---------    ---------    ---------     ---------
DIVIDENDS
     Net investment income                                      (0.005) *    (0.013)       (0.04)        (0.05)
                                                             ---------    ---------    ---------     ---------
     Total dividends                                            (0.005)      (0.013)       (0.04)        (0.05)
                                                             ---------    ---------    ---------     ---------
NET ASSET VALUE, END OF PERIOD                               $   1.000    $   1.000    $    1.00     $    1.00
                                                             =========    =========    =========     =========
TOTAL RETURN                                                      0.41%        1.24%        4.46%         4.82%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                            $  28,437    $ 105,257    $ 220,850     $ 141,693
Ratio of expenses to average net assets                           1.00%        1.00%        1.00%         1.00%
Ratio of net investment income to average net assets              0.48%        1.32%        4.19%         5.31%

                                                               FOR THE PERIOD
                                                               APRIL 6, 1999 TO
                                                             AUGUST 31, 1999 (a)
                                                             -------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $              1.00
                                                             -------------------
INVESTMENT ACTIVITIES
     Net investment income                                                  0.02
     Net realized gain (loss) from investment transactions                 (0.00) *
                                                             -------------------
     Total from investment activities                                       0.02
                                                             -------------------
DIVIDENDS
     Net investment income                                                 (0.02)
                                                             -------------------
     Total dividends                                                       (0.02)
                                                             -------------------
NET ASSET VALUE, END OF PERIOD                               $              1.00
                                                             ===================
TOTAL RETURN                                                                1.54%(b)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                            $            13,086
Ratio of expenses to average net assets                                     0.99%(c)
Ratio of net investment income to average net assets                        3.81%(c)

*    Less than $0.005 per share.

(a)  Commencement of operations.

(b)  Not Annualized.

(c)  Annualized.

                       See notes to financial statements.

VALIANT GENERAL MONEY MARKET PORTFOLIO

Schedule of Portfolio Investments
August 31, 2003

                                                                              MATURITY        PRINCIPAL
                                                                  RATE          DATE            AMOUNT           VALUE
                                                                  ----     --------------   --------------   --------------
COMMERCIAL PAPER - 43.8%
ASSET BACKED SECURITIES - 2.0%
Special Purpose Accounts Receivable Cooperative Corp.*             1.07%         10/23/03   $   10,000,000   $    9,984,544
                                                                                                             --------------
BANKING - 12.2%
Banco Continental de Panama SA                                     1.08            4/5/04       27,500,000       27,320,975
Banco Cuscatlan, SA                                                1.08            4/5/04       20,000,000       19,869,800
Banco Rio de La Plata SA                                           0.97           3/18/04        5,000,000        4,973,190
Central American Bank                                               1.3          11/10/03       10,000,000        9,974,722
                                                                                                             --------------
                                                                                                                 62,138,687
                                                                                                             --------------
BROKER / DEALERS - 5.9%
Goldman Sachs Group, Inc.                                          1.22            2/4/04       30,000,000       30,000,000
                                                                                                             --------------

EDUCATION - 4.1%
Johns Hopkins University                                           1.05           10/6/03       20,800,000       20,800,000
                                                                                                             --------------

FINANCIAL SERVICES - 8.8%
Sigma Finance, Inc.                                                1.14          11/24/03       10,000,000        9,973,400
Ticonderoga Funding                                                1.07           10/3/03       10,000,000        9,990,489
Yorkshire Building Society                                         1.04            1/5/04       25,000,000       24,909,000
                                                                                                             --------------
                                                                                                                 44,872,889
                                                                                                             --------------
LOGGING - 5.9%
NATC California LLC                                                1.04          10/20/03       30,000,000       29,957,533
                                                                                                             --------------

TRANSPORTATION - 4.9%
CSN Overseas*                                                      1.26          10/16/03       25,000,000       24,960,500
                                                                                                             --------------

TOTAL COMMERCIAL PAPER (AMORTIZED COST $222,714,153)                                                            222,714,153
                                                                                                             --------------

CORPORATE OBLIGATIONS - 18.7%
BANKING - 8.9%
Rabobank Nederland NV                                              1.04            9/1/03       20,000,000       20,000,000
Sun Trust Bank, Inc.*                                              1.10            9/1/03       25,000,000       24,999,735
                                                                                                             --------------
                                                                                                                 44,999,735
                                                                                                             --------------
FINANCIAL SERVICES - 1.0%
Labelle Capital Funding LLC*                                       1.18            9/4/03        1,505,000        1,505,000
Wyoming Steel Investment *                                         1.17            9/4/03        3,700,000        3,700,000
                                                                                                             --------------
                                                                                                                  5,205,000
                                                                                                             --------------
FOOD - 0.3%
Jacksons Food Stores Inc.*                                         1.16            9/4/03        1,248,000        1,248,000
                                                                                                             --------------

                       See notes to financial statements.

VALIANT GENERAL MONEY MARKET PORTFOLIO

Schedule of Portfolio Investments
August 31, 2003

                                                                                   MATURITY        PRINCIPAL
                                                                       RATE          DATE            AMOUNT           VALUE
                                                                       ----     --------------   --------------   --------------
HEALTH SERVICES - 0.2%
Riverview Medical Office Building*                                      1.13%           9/4/03   $      900,000   $      900,000
                                                                                                                  --------------
LEISURE - 0.9%
Commonwealth Country Club, Ltd.*                                        1.45            9/4/03        3,480,000        3,480,000
Sandusky Yacht Club*                                                    1.16            9/4/03        1,275,000        1,275,000
                                                                                                                  --------------
                                                                                                                       4,755,000
                                                                                                                  --------------
REAL ESTATE - 4.6%
208 Associates LLC*                                                     1.16            9/4/03        1,005,000        1,005,000
Aztec Properties LLC*                                                   1.17            9/4/03        2,168,000        2,168,000
Baird Properties LLC*                                                   1.25            9/4/03        2,255,000        2,255,000
CMW Real Estate LLC*                                                    1.13            9/4/03        2,370,000        2,370,000
El Dorado Enterprises of Miami FL*                                      1.18            9/4/03        2,000,000        2,000,000
El Dorado Enterprises of Miami FL*                                      1.13            9/4/03       10,815,000       10,815,000
G & J Properties II*                                                    1.15            9/4/03        1,000,000        1,000,000
Ordeal Properties LLC*                                                  1.16            9/4/03        1,685,000        1,685,000
                                                                                                                  --------------
                                                                                                                      23,298,000
                                                                                                                  --------------
SPECIAL PURPOSE ENTITY - 2.8%
Barry-Wehmiller Group*                                                  1.15            9/4/03        1,270,000        1,270,000
Best One Tire & Service*                                                1.15            9/4/03          985,000          985,000
Butler County, Surgical Properties*                                     1.15            9/4/03        1,440,000        1,440,000
Exal Corp*                                                              1.15            9/4/03        1,500,000        1,500,000
GCG Portage LLC*                                                        1.23            9/4/03        1,330,000        1,330,000
IHA Capital Development*                                                1.15            9/4/03        1,500,000        1,500,000
ISO Building LLC*                                                       1.15            9/4/03        1,000,000        1,000,000
Taylor Steel, Inc.*                                                     1.16            9/4/03        2,465,000        2,465,000
Village Enterprises*                                                    1.16            9/4/03        1,000,000        1,000,000
Wellington Green LLC*                                                   1.16            9/4/03        1,890,000        1,890,000
                                                                                                                  --------------
                                                                                                                      14,380,000
                                                                                                                  --------------
TOTAL CORPORATE OBLIGATIONS (AMORTIZED COST $94,785,735)                                                              94,785,735
                                                                                                                  --------------
CERTIFICATES OF DEPOSIT - 23.2%
BANKING - 23.2%
Abbey National                                                          1.91          10/21/03       15,000,000       15,000,204
CitiBank                                                                1.06          10/31/03       30,000,000       29,999,489
Harris Trust Bank of Chicago                                            1.32            3/1/04       28,000,000       27,999,306
National City Bank                                                      1.03          10/16/03       25,000,000       25,000,000
Toronto Dominion Bank NY                                                1.51          11/12/03       20,000,000       20,000,000
                                                                                                                  --------------
TOTAL CERTIFICATES OF DEPOSIT (AMORTIZED COST $117,998,999)                                                          117,998,999
                                                                                                                  --------------
MUNICIPAL NOTES AND BONDS - 8.7%
ALABAMA - 3.8%
Auburn Taxable Revenue, Series B*                                       1.12            9/3/03        6,855,000        6,855,000
Meadow Brook*                                                           1.15            9/4/03       12,300,000       12,300,000
                                                                                                                  --------------
                                                                                                                      19,155,000
                                                                                                                  --------------
ILLINOIS - 0.9%
Upper Illinois River Valley Development Authority*                      1.16            9/4/03        4,595,000        4,595,000
                                                                                                                  --------------
MICHIGAN -0.4%
Michigan City Industrial Economic Development Revenue*                  1.15            9/4/03        1,795,000        1,795,000
                                                                                                                  --------------
MISSISSIPPI -0.9%
State of Mississippi Taxable GO                                         1.64           12/1/03        5,000,000        5,000,053
                                                                                                                  --------------
NEW YORK - 1.2%
Approach Partnership*                                                   1.16            9/4/03        1,145,000        1,145,000
Cotswold Village Associates LLC*                                        1.15            9/4/03        5,000,000        5,000,000
                                                                                                                  --------------
                                                                                                                       6,145,000
                                                                                                                  --------------

                       See notes to financial statements.

VALIANT GENERAL MONEY MARKET PORTFOLIO

Schedule of Portfolio Investments
August 31, 2003

                                                                                   MATURITY        PRINCIPAL
                                                                       RATE          DATE            AMOUNT           VALUE
                                                                       ----     -------------    -------------    -------------
OHIO - 0.6%
Hopkins Waterhouse LLC*                                                 1.13%          9/4/03    $   1,085,000    $   1,085,000
Mercer County, HealthCare Facilities*                                   1.15           9/5/03        1,960,000        1,960,000
                                                                                                                  -------------
                                                                                                                      3,045,000
                                                                                                                  -------------
TENNESSEE - 0.9%
Tennessee School Board Authority                                        1.05          10/8/03        4,500,000        4,500,000
                                                                                                                  -------------

TOTAL MUNICIPAL NOTES AND BONDS (AMORTIZED COST $44,235,053)                                                         44,235,053
                                                                                                                  -------------

REPURCHASE AGREEMENTS - 5.5%
Bank of America, 1.02%, due 9/02/03
with a maturity value of $27,703,139
(Collateralized by 5.5% GNMA bonds valued at $28,195,055)                                           27,700,000       27,700,000
                                                                                                                  -------------
TOTAL REPURCHASE AGREEMENTS (AMORTIZED COST $27,700,000)                                                             27,700,000
                                                                                                                  -------------

TOTAL INVESTMENTS (AMORTIZED COST $507,433,940) (a) - 99.9%                                                         507,433,940
OTHER ASSETS LESS LIABILITIES - 0.1%                                                                                    526,432
                                                                                                                  -------------
TOTAL NET ASSETS - 100%                                                                                           $ 507,960,372
                                                                                                                  =============

----------
* Variable rate investment. Securities payable on demand at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indeces. The rate shown represents the rate in effect at August 31, 2003. The maturity date shown reflects next rate change date.

(a) Cost and value for federal income tax and financial reporting purposes are the same.

GO    - Government Obligation

GNMA  - Government National Mortgage Association

LLC   - Limited Liability Corporation

SA    - South America

                       See notes to financial statements.

THE VALIANT FUND
GENERAL MONEY MARKET PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 2003

ASSETS:
Investments, at value                                                   $ 479,733,940
Repurchase agreements                                                      27,700,000
                                                                        -------------
    Total investments                                                     507,433,940
Cash                                                                           89,329
Receivables:
    Interest                                                                1,007,791
    Other assets                                                                1,056
                                                                        -------------
       TOTAL ASSETS                                                       508,532,116

LIABILITIES:
Payables:
    Dividends                                             $ 399,078
Accrued expenses and other liabilities:
    Investment manager                                       98,209
    Distribution and shareholder servicing                   74,457
                                                          ---------
      TOTAL LIABILITIES                                                       571,744
                                                                        -------------
NET ASSETS                                                              $ 507,960,372
                                                                        =============

COMPOSITION OF NET ASSETS:

Capital                                                                 $ 508,041,439
Accumulated net realized loss from
     investment transactions                                                  (81,067)
                                                                        -------------
NET ASSETS                                                              $ 507,960,372
                                                                        =============

Class A Shares
    Net assets                                                          $ 364,391,858
    Shares outstanding                                                    364,443,954
    Net Asset Value, Offering Price and
       Redemption Price per share                                       $        1.00
                                                                        =============

Class B Shares
    Net assets                                                          $  10,620,706

    Shares outstanding                                                     10,622,754
    Net Asset Value, Offering Price and
       Redemption Price per share                                       $        1.00
                                                                        =============

Class D Shares
    Net assets                                                          $  74,942,647
    Shares outstanding                                                     74,954,524
    Net Asset Value, Offering Price and
       Redemption Price per share                                       $        1.00
                                                                        =============

Class E Shares
    Net assets                                                          $  58,005,161

    Shares outstanding                                                     58,020,208
    Net Asset Value, Offering Price and
       Redemption Price per share                                       $        1.00
                                                                        =============

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED AUGUST 31, 2003

INVESTMENT INCOME:
Interest                                                           $ 10,005,127
                                                                   ------------
    TOTAL INVESTMENT INCOME                                          10,005,127

EXPENSES:
Investment manager                                  $ 1,352,128
Distribution and shareholder servicing:
    Class A Shares                                    1,878,408
    Class B Shares                                       42,871
    Class D Shares                                      224,992
    Class E Shares                                      657,037
    Trustee fees                                         18,454
                                                    -----------
    Total expenses before contractual
       fee reimbursements                                             4,173,890
    Contractual fee waivers and
       expense reimbursements                                        (1,909,112)
                                                                   ------------
    NET EXPENSES                                                      2,264,778
                                                                   ------------
NET INVESTMENT INCOME                                                 7,740,349
                                                                   ------------
NET REALIZED GAIN FROM INVESTMENT
    TRANSACTIONS                                                         14,510
                                                                   ------------
NET INCREASE IN NET ASSETS RESULTING FROM
    OPERATIONS                                                     $  7,754,859
                                                                   ============

                       See notes to financial statements.

THE VALIANT FUND
GENERAL MONEY MARKET PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           FOR THE               FOR THE
                                                                          YEAR ENDED           YEAR ENDED
                                                                       AUGUST 31, 2003       AUGUST 31, 2002
                                                                       ---------------       ---------------
INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income                                               $  7,740,349          $  10,579,333
    Net realized gain from investment transactions                            14,510                 74,398
                                                                        ------------          -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                       7,754,859             10,653,731
                                                                        ------------          -------------

DIVIDENDS:
    Net investment income:
      Class A Shares                                                      (6,870,152)            (8,658,723)
      Class B Shares                                                        (126,461)              (226,245)
      Class D Shares                                                        (327,768)              (412,123)
      Class E Shares                                                        (415,968)            (1,282,242)
                                                                        ------------          -------------
TOTAL DIVIDENDS TO SHAREHOLDERS                                           (7,740,349)           (10,579,333)
                                                                        ------------          -------------
INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS               10,146,226             (8,802,408)
                                                                        ------------          -------------
NET INCREASE (DECREASE) IN NET ASSETS                                     10,160,736             (8,728,010)

NET ASSETS:
    Beginning of period                                                  497,799,636            506,527,646
                                                                        ------------          -------------
    End of period                                                       $507,960,372          $ 497,799,636
                                                                        ============          =============

                       See notes to financial statements.

THE VALIANT FUND
GENERAL MONEY MARKET PORTFOLIO

FINANCIAL HIGHTLIGHTS, CLASS A SHARES

                                                                                 FOR THE YEARS ENDED AUGUST 31,
                                                                  ---------------------------------------------------------
                                                                    2003          2002       2001        2000        1999
                                                                  ---------     --------   --------    --------    --------
NET ASSET VALUE, BEGINNING OF PERIOD                              $   1.000     $  1.000   $   1.00    $   1.00    $   1.00
                                                                  ---------     --------   --------    --------    --------
INVESTMENT ACTIVITIES
     Net investment income                                            0.013        0.022       0.05        0.06        0.05
     Net realized gain (loss) from investment transactions            0.000 *      0.000 *     0.00 *     (0.00)*     (0.00)*
                                                                  ---------     --------   --------    --------    --------
     Total from investment activities                                 0.013        0.022       0.05        0.06        0.05
                                                                  ---------     --------   --------    --------    --------
DIVIDENDS
     Net investment income                                           (0.013)      (0.022)     (0.05)      (0.06)      (0.05)
                                                                  ---------     --------   --------    --------    --------
     Total dividends                                                 (0.013)      (0.022)     (0.05)      (0.06)      (0.05)
                                                                  ---------     --------   --------    --------    --------
NET ASSET VALUE, END OF PERIOD                                    $   1.000     $  1.000   $   1.00    $   1.00    $   1.00
                                                                  =========     ========   ========    ========    ========
TOTAL RETURN                                                           1.29%        2.24%      5.52%       5.97%       5.00%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                                 $ 364,392     $357,676   $380,513    $394,118    $254,808
Ratio of expenses to average net assets, before fee waivers
   and / or expense reimbursements                                     0.55%        0.55%      0.55%       0.55%       0.55%
Ratio of expenses to average net assets                                0.20%        0.20%      0.20%       0.20%       0.20%
Ratio of net investment income to average net assets                   1.28%        2.22%      5.36%       5.89%       4.91%

FINANCIAL HIGHLIGHTS, CLASS B SHARES

                                                                                 FOR THE YEARS ENDED AUGUST 31,
                                                                  -----------------------------------------------------------
                                                                    2003         2002         2001         2000        1999
                                                                  ---------    --------     --------     --------    --------
NET ASSET VALUE, BEGINNING OF PERIOD                              $   1.000    $  1.000     $   1.00     $   1.00    $   1.00
                                                                  ---------    --------     --------     --------    --------
INVESTMENT ACTIVITIES
     Net investment income                                            0.010       0.019         0.05         0.06        0.05
     Net realized gain (loss) from investment transactions            0.000 *     0.000 *       0.00 *      (0.00)*     (0.00)*
                                                                  ---------    --------     --------     --------    --------
     Total from investment activities                                 0.010       0.019         0.05         0.06        0.05
                                                                  ---------    --------     --------     --------    --------
DIVIDENDS
     Net investment income                                           (0.010)     (0.019)       (0.05)       (0.06)      (0.05)
                                                                  ---------    --------     --------     --------    --------
     Total dividends                                                 (0.010)     (0.019)       (0.05)       (0.06)      (0.05)
                                                                  ---------    --------     --------     --------    --------
NET ASSET VALUE, END OF PERIOD                                    $   1.000    $  1.000     $   1.00     $   1.00    $   1.00
                                                                  =========    ========     ========     ========    ========
TOTAL RETURN                                                           1.04%       1.98%        5.25%        5.71%       4.74%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                                 $  10,620    $ 15,719     $  9,169     $  4,793    $  1,569
Ratio of expenses to average net assets, before fee waivers
   and / or expense reimbursements                                     0.55%       0.55%        0.55%        0.55%       0.55%
Ratio of expenses to average net assets                                0.45%       0.45%        0.45%        0.45%       0.45%
Ratio of net investment income to average net assets                   1.03%       1.91%        4.91%        5.61%       4.72%

* Less than $0.005 per share.

                       See notes to financial statements.

THE VALIANT FUND
GENERAL MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS, CLASS D SHARES

                                                FOR THE           FOR THE           FOR THE          FOR THE PERIOD
                                               YEAR ENDED        YEAR ENDED        YEAR ENDED      SEPTEMBER 27, 1999
                                            AUGUST 31, 2003   AUGUST 31, 2002   AUGUST 31, 2001   TO AUGUST 31, 2000 (c)
                                            ---------------   ---------------   ---------------   ----------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $ 1.000           $ 1.000           $   1.00            $   1.00
                                                -------           -------           --------            --------
INVESTMENT ACTIVITIES
     Net investment income                        0.007             0.016               0.05                0.05
     Net realized gain (loss) from
       investment transactions                    0.000 *           0.000 *             0.00 *             (0.00)*
                                                -------           -------           --------            --------
     Total from investment activities             0.007             0.016               0.05                0.05
                                                -------           -------           --------            --------
DIVIDENDS
     Net investment income                       (0.007)           (0.016)             (0.05)              (0.05)
                                                -------           -------           --------            --------
     Total dividends                             (0.007)           (0.016)             (0.05)              (0.05)
                                                -------           -------           --------            --------
NET ASSET VALUE, END OF PERIOD                  $ 1.000           $ 1.000           $   1.00            $   1.00
                                                =======           =======           ========            ========
TOTAL RETURN                                       0.79%             1.73%              4.99%               5.10% (a)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)               $74,943           $40,662           $ 16,861            $ 10,121
Ratio of expenses to average net assets            0.70%             0.70%              0.70%               0.70% (b)
Ratio of net investment income to
  average net assets                               0.73%             1.55%              4.81%               5.53% (b)

FINANCIAL HIGHLIGHTS, CLASS E SHARES

                                                               FOR THE YEARS ENDED AUGUST 31,             FOR THE PERIOD
                                                      ---------------------------------------------       MAY 5, 1999 TO
                                                       2003        2002        2001          2000       AUGUST 31, 1999 (c)
                                                      -------     -------    --------      --------     -------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $ 1.000     $ 1.000    $   1.00      $   1.00           $   1.00
                                                      -------     -------    --------      --------           --------
INVESTMENT ACTIVITIES
     Net investment income                              0.005       0.014        0.05          0.05               0.01
     Net realized gain (loss) from investment
       transactions                                     0.000 *     0.000 *      0.00 *       (0.00)*            (0.00)*
                                                      -------     -------    --------      --------           --------
     Total from investment activities                   0.005       0.014        0.05          0.05               0.01
                                                      -------     -------    --------      --------           --------
DIVIDENDS
     Net investment income                             (0.005)     (0.014)      (0.05)        (0.05)             (0.01)
                                                      -------     -------    --------      --------           --------
     Total dividends                                   (0.005)     (0.014)      (0.05)        (0.05)             (0.01)
                                                      -------     -------    --------      --------           --------
NET ASSET VALUE, END OF PERIOD                        $ 1.000     $ 1.000    $   1.00      $   1.00           $   1.00
                                                      =======     =======    ========      ========           ========
TOTAL RETURN                                             0.49%       1.42%       4.68%         5.13%              1.31% (a)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                     $58,005     $83,742    $ 99,984      $ 89,270           $ 30,159
Ratio of expenses to average net assets                  1.00%       1.00%       1.00%         1.00%              0.99% (b)
Ratio of net investment income to average
  net assets                                             0.51%       1.45%       4.23%         5.18%              4.00% (b)

*    Less than $0.005 per share.

(a)  Not Annualized.

(b)  Annualized.

(c)  Commencement of operations.

                       See notes to financial statements.

VALIANT TAX-EXEMPT MONEY MARKET PORTFOLIO

Schedule of Portfolio Investments
August 31, 2003

                                                                                                  MATURITY  PRINCIPAL
                                                                                            RATE    DATE      AMOUNT      VALUE
                                                                                            ----  --------  ----------  -----------
COMMERCIAL PAPER - 14.1%
FLORIDA - 12.0%
City of Gainsville, Series C                                                                0.80%   9/3/03  $1,000,000  $ 1,000,000
Sarasota County Public Hospital, LOC Suntrust Bank                                          0.88   9/10/03   2,100,000    2,100,000
Sarasota County Public Hospital, LOC Suntrust Bank                                          0.88   9/10/03   6,050,000    6,050,000
Sunshine State                                                                              0.80    9/4/03   1,100,000    1,100,000
Sunshine State                                                                              0.87    9/3/03   4,810,000    4,810,000
Sunshine State, Series E                                                                    0.88    9/2/03   2,000,000    2,000,000
                                                                                                                         ----------
                                                                                                                         17,060,000
                                                                                                                         ----------

UTAH - 2.1%
Intermountain Power Supply Revenue, Series F(a)                                             1.00   9/15/03   3,000,000    3,000,000
                                                                                                                         ----------

TOTAL COMMERCIAL PAPER (AMORTIZED COST $20,060,000)                                                                      20,060,000
                                                                                                                         ----------

MUNICIPAL BONDS AND NOTES -26.0%
FLORIDA - 4.6%
Orange County School District, Tax Anticipation Note                                        2.75   9/16/03   3,000,000    3,001,264
Semionole County School District, Tax Anticipation Note                                     2.00   8/20/04   3,500,000    3,533,504
                                                                                                                         ----------
                                                                                                                          6,534,768
                                                                                                                         ----------

INDIANA - 5.3%
Elkhart County School District, Tax Anticipation Note                                       1.75  12/31/03   5,000,000    5,011,507
Indiana Bond Bank Revenue, Series A-2                                                       2.00   1/27/04   2,500,000    2,509,015
                                                                                                                         ----------
                                                                                                                          7,520,522
                                                                                                                         ----------
NEW HAMPSHIRE - 3.5%
Belknap County, Tax Anticipation Note                                                       1.50  12/26/03   5,000,000    5,007,065
                                                                                                                         ----------

PENNSYLVANIA - 1.2%
Delaware County Industrial Development Authority Pollution Control Revenue
LOC Bank One                                                                                0.95   2/11/04   1,700,000    1,700,000
                                                                                                                         ----------

TEXAS - 7.9%
Harris County                                                                               0.85    9/3/03   2,000,000    2,000,000
Harris County                                                                               0.85   10/1/03   4,195,000    4,195,000
Houston Independent School District                                                         1.05    6/3/04   5,000,000    4,998,874
                                                                                                                         ----------
                                                                                                                         11,193,874
                                                                                                                         ----------
WISCONSIN - 3.5%
Milwaukee, Revenue Anticipation Notes                                                       2.00  12/15/03   5,000,000    5,013,822
                                                                                                                         ----------

TOTAL MUNICIPAL BONDS AND NOTES (AMORTIZED COST $36,970,051)                                                             36,970,051
                                                                                                                         ----------

VARIABLE MUNICIPAL BONDS* - 59.2%

CONNECTICUT - 0.7%
Municipal Securities Trust Receipts, Series JPMC4                                           0.92    9/1/03     975,000      975,000
                                                                                                                         ----------
FLORIDA - 43.1%
Broward County, Housing Finance Authority Revenue, Multi-Family, LOC Bank One               0.85    9/3/03   2,600,000    2,600,000
Collier County Development Authority, Health Care Facilities Revenue, LOC Fifth Third Bank  0.83    9/5/03   2,000,000    2,000,000
Dade County, Water & Sewer Systems Revenue                                                  0.79    9/3/03   5,600,000    5,600,000
Florida State Municipal Power Ageny Revenue                                                 0.85    9/3/03   1,000,000    1,000,000
Florida Gulf Coast University Foundation, LOC First Union (Wachovia)                        0.90    9/4/03   2,500,000    2,500,000
Halifax Hospital Medical Center, Health Care Facilities Revenue, LOC Bank of America        0.85    9/3/03   1,200,000    1,200,000

                       See notes to financial statements.

VALIANT TAX-EXEMPT MONEY MARKET PORTFOLIO

Schedule of Portfolio Investments
August 31, 2003

                                                                                                  MATURITY  PRINCIPAL
                                                                                            RATE    DATE      AMOUNT       VALUE
                                                                                            ----    ----      ------       -----
Housing Finance Agency, Multi-Family, LOC CSFB                                              0.90%  9/3/03  $ 2,400,000  $  2,400,000
Housing Finance Agency, Multi-Family, LOC Barclays Bank                                     0.78   9/3/03    1,000,000     1,000,000
Housing Finance Agency, Multi-Family, LOC CSFB                                              0.90   9/3/03    3,700,000     3,700,000
Housing Finance Agency, Multi-Family, LOC Freddie Mac                                       0.78   9/3/03    2,000,000     2,000,000
Housing Finance Corp. Revenue, Multi-Family, Series I-A                                     0.85   9/4/03    2,375,000     2,375,000
Housing Finance Corp., Revenue, Multi-Family                                                0.85   9/4/03    3,500,000     3,500,000
Jacksonville Electric Authority Revenue                                                     0.80   9/1/03    2,700,000     2,700,000
Orange County, Housing Finance Authority Homeowner Revenue,
  Series N-6                                                                                0.90   9/3/03    1,690,000     1,690,000
Orange County, School Board CTFS Participation, Series B                                    0.80   9/1/03      900,000       900,000
Orlando Utilities Commonwealth Water & Electric Revenue                                     0.80   9/3/03    8,000,000     8,000,000
Palm Beach County Revenue, LOC Northern Trust Co.                                           0.87   9/3/03    4,000,000     4,000,000
Pinellas County Health Facilities Authority Revenue, LOC Bank of America                    0.85   9/4/03    4,200,000     4,200,000
Port Orange Florida Revenue, LOC LaSalle National Bank, N.A.                                0.84   9/4/03    6,500,000     6,500,000
University North Florida Foundation Income Revenue, LOC First Union (Wachovia)              0.90   9/4/03    1,800,000     1,800,000
Volusia County, Health Facilities Authority Revenue, LOC First Union (Wachovia)             0.85   9/4/03    1,700,000     1,700,000
                                                                                                                        ------------
                                                                                                                          61,365,000
                                                                                                                        ------------

ILLINOIS - 0.7%
Illinois Development Finance Authority Revenue, St. Augstine College Project, LOC Bank One  0.80   9/1/03    1,000,000     1,000,000
                                                                                                                        ------------

MASSACHUSETTS - 2.8%
Commonwealth Infrastructure Financing Authority                                             0.85  9/22/03    4,000,000     4,000,000
                                                                                                                        ------------

MINNESOTA - 1.0%
Arden Hills Housing & Health Care Facilities Revenue, LOC US Bank N.A.                      0.85   9/1/03    1,500,000     1,500,000
                                                                                                                        ------------

NEW YORK - 2.1%
Puttable Floating Option Tax Exempt Receipts(a)                                             0.95  6/17/04    2,990,000     2,990,000
                                                                                                                        ------------

PUERTO RICO - 6.9%
Commonwealth of Puerto Rico                                                                 1.20   1/8/04    2,000,000     2,000,000
Commonwealth of Puerto Rico                                                                 0.95  5/26/04    6,295,000     6,295,000
Commonwealth Infrastructure Financing Authority                                             0.81   9/4/03    1,495,000     1,495,000
                                                                                                                        ------------
                                                                                                                           9,790,000
                                                                                                                        ------------

TEXAS - 1.9%
Port Arthur Jefferson County                                                                0.87   9/1/03    1,325,000     1,325,000
Richardson Independent School Disrict General Obligation Note                               1.35   4/1/04    1,500,000     1,500,000
                                                                                                                        ------------
                                                                                                                           2,825,000
                                                                                                                        ------------

TOTAL VARIABLE MUNICIPAL BONDS (AMORTIZED COST $84,445,000)                                                               84,445,000
                                                                                                                        ------------

TOTAL INVESTMENTS (AMORTIZED COST $141,475,051) (b) - 99.3%                                                              141,475,051
OTHER ASSETS LESS LIABILITIES - 0.7%                                                                                       1,043,988
                                                                                                                        ------------
TOTAL NET ASSETS - 100%                                                                                                 $142,519,039
                                                                                                                        ============

----------
* Variable rate investment. Securities payable on demand at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indeces. The rate shown represents the rate in effect at August 31, 2003. The maturity date shown reflects next rate change date.

(a) These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks.

(b) Cost and value for federal income tax and financial reporting purposes are the same.

IDR - Industrial Development Revenue

LOC - Letter of Credit

                        See notes to financial statements.

THE VALIANT FUND
TAX-EXEMPT MONEY MARKET PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 2003

ASSETS:
Investments, at value                                       $ 141,475,051
Cash                                                              826,705
Receivables:
    Interest                                                      331,268
                                                            -------------
      TOTAL ASSETS                                            142,633,024
                                                            -------------

LIABILITIES:
Payables:
    Dividends                                    88,286
Accrued expenses and other liabilities:
    Investment manager                           25,699
                                                 ------
      TOTAL LIABILITIES                                           113,985
                                                            -------------
NET ASSETS                                                  $ 142,519,039
                                                            =============

COMPOSITION OF NET ASSETS:
Capital                                                     $ 142,632,715
Accumulated net realized loss from
    investment transactions                                      (113,676)
                                                            -------------
NET ASSETS                                                  $ 142,519,039
                                                            =============

Class A Shares+
    Net Assets                                              $ 142,519,039
    Shares outstanding                                        142,666,287
    Net Asset Value, Offering Price and
       Redemption Price per share                           $        1.00
                                                            =============

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED AUGUST 31, 2003

INVESTMENT INCOME:
Interest                                                     $ 2,337,172
                                                             -----------
    TOTAL INVESTMENT INCOME                                    2,337,172

EXPENSES:
Investment manager                               $ 381,550
Distribution and shareholder servicing:
    Class A Shares                                 667,057
    Class D Shares                                     937
    Trustees fees                                    5,153
                                                 ---------
    Total expenses before contractual
       fee reimbursements                                      1,054,697
    Contractual fee waivers and
       expense reimbursements                                   (672,210)
                                                             -----------
    NET EXPENSES                                                 382,487
                                                             -----------
NET INVESTMENT INCOME                                          1,954,685
                                                             -----------
NET INCREASE IN NET ASSETS RESULTING FROM
    OPERATIONS                                               $ 1,954,685
                                                             ===========

-----------------------
 + At August 31, 2003 there were no Class D Shares outstanding.

                        See notes to financial statements.

THE VALIANT FUND
TAX-EXEMPT MONEY MARKET PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     FOR THE              FOR THE
                                                                    YEAR ENDED           YEAR ENDED
                                                                 AUGUST 31, 2003      AUGUST 31, 2002
                                                                 ---------------      ---------------
INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income                                         $   1,954,685        $   2,298,436
    Net realized gain from investment transactions                            -               16,779
                                                                  -------------        -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  1,954,685            2,315,215
                                                                  -------------        -------------

DIVIDENDS:
    Net investment income:
      Class A Shares                                                 (1,953,468)          (2,295,642)
      Class D Shares                                                     (1,217)              (2,794)
                                                                  -------------        -------------
TOTAL DIVIDENDS TO SHAREHOLDERS                                      (1,954,685)          (2,298,436)
                                                                  -------------        -------------
INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS         (32,299,508)          33,170,793
                                                                  -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS                               (32,299,508)          33,187,572

NET ASSETS:
    Beginning of period                                             174,818,547          141,630,975
                                                                  -------------        -------------
    End of period                                                 $ 142,519,039        $ 174,818,547
                                                                  =============        =============

                        See notes to financial statements.

THE VALIANT FUND
TAX-EXEMPT MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS, CLASS A SHARES

                                                                                      FOR THE YEARS ENDED AUGUST 31,
                                                                  -----------------------------------------------------------------
                                                                    2003         2002         2001          2000          1999
                                                                    ----         ----         ----          ----          ----
NET ASSET VALUE, BEGINNING OF PERIOD                              $  1.000     $  1.000     $    1.00     $    1.00     $    1.00
                                                                  --------     --------     ---------     ---------     ---------
INVESTMENT ACTIVITIES
     Net investment income                                           0.014        0.015          0.03          0.04          0.03
     Net realized gain (loss) from investment transactions           0.000        0.000 *       (0.00)*       (0.00)*        0.00 *
                                                                  --------     --------     ---------     ---------     ---------
     Total from investment activities                                0.014        0.015          0.03          0.04          0.03
                                                                  --------     --------     ---------     ---------     ---------
DIVIDENDS
     Net investment income                                          (0.014)      (0.015)        (0.03)        (0.04)        (0.03)
                                                                  --------     --------     ---------     ---------     ---------
     Total dividends                                                (0.014)      (0.015)        (0.03)        (0.04)        (0.03)
                                                                  --------     --------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD                                    $  1.000     $  1.000     $    1.00     $    1.00     $    1.00
                                                                  ========     ========     =========     =========     =========
TOTAL RETURN                                                          1.03%        1.49%         3.42%         3.67%         3.01%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                                 $142,519     $174,104     $ 141,464     $ 207,183     $ 288,343
Ratio of expenses to average net assets, before fee waivers
   and / or expense reimbursements                                    0.55%        0.55%         0.55%         0.55%         0.55%
Ratio of expenses to average net assets                               0.20%        0.20%         0.20%         0.20%         0.20%
Ratio of net investment income to average net assets                  1.02%        1.47%         3.39%         3.57%         2.96%

FINANCIAL HIGHLIGHTS, CLASS D SHARES

                                                            FOR THE PERIOD         FOR THE          FOR THE        FOR THE PERIOD
                                                         SEPTEMBER 1, 2002 TO     YEAR ENDED       YEAR ENDED     JUNE 19, 2000 TO
                                                          APRIL 30, 2003 (a)   AUGUST 31, 2002  AUGUST 31, 2001  AUGUST 31, 2000 (c)
                                                          ------------------   ---------------  ---------------  -------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $    1.000           $  1.000         $ 1.00             $ 1.00
                                                             ----------           --------         ------             ------
INVESTMENT ACTIVITIES
  Net investment income                                           0.004 *            0.009           0.03               0.01
  Net realized gain (loss) from investment transactions           0.000              0.000 *        (0.00)*            (0.00)*
                                                             ----------           --------         ------             ------
  Total from investment activities                                0.004              0.009           0.03               0.01
                                                             ----------           --------         ------             ------
DIVIDENDS
  Net investment income                                          (0.004)*           (0.009)         (0.03)             (0.01)
                                                             ----------           --------         ------             ------
  Total dividends                                                (0.004)            (0.009)         (0.03)             (0.01)
                                                             ----------           --------         ------             ------
NET ASSET VALUE, END OF PERIOD                               $    1.000           $  1.000         $ 1.00             $ 1.00
                                                             ==========           ========         ======             ======
TOTAL RETURN                                                       0.41%              0.99%          2.91%              0.70% (a)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                            $       --           $    715         $  167             $   75
Ratio of expenses to average net assets                            0.70%              0.70%          0.70%              0.70% (b)
Ratio of net investment income to average net assets               0.65%              0.89%          2.96%              3.45% (b)

*   Less than $0.005 per share.

(a) Not Annualized.

(b) Annualized.

(c) Commencement of operations.

                        See notes to financial statements.

THE VALIANT FUND
U.S. TREASURY INCOME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 2003

ASSETS:
Cash                                             $    985
                                                 --------
      TOTAL ASSETS                                    985

LIABILITIES:
Accrued expenses and other liabilities:
    Investment manager                           $    364
      TOTAL LIABILITIES                               364
                                                 --------
NET ASSETS                                       $    621
                                                 ========

COMPOSITION OF NET ASSETS:
Capital                                          $    622
Undistributed net investment income                    84
Accumulated net realized loss from
     investment transactions                          (85)
                                                 --------
NET ASSETS                                       $    621
                                                 ========

Class A Shares
    Net Assets                                   $    621
    Shares outstanding                                622
    Net Asset Value, Offering Price and
       Redemption Price per share                $   1.00
                                                 ========

                        See notes to financial statements.

THE VALIANT FUND
U.S. TREASURY INCOME PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     FOR THE                FOR THE
                                                                    YEAR ENDED             YEAR ENDED
                                                                AUGUST 31, 2003 (a)    AUGUST 31, 2002 (b)
                                                                -------------------    -------------------
INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income                                                    -                      -
                                                                    ----------             ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                         -                      -
                                                                    ----------             ----------

DIVIDENDS:
    Net investment income                                                    -                      -
                                                                    ----------             ----------
INCREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS                             -                      -
                                                                    ----------             ----------
NET INCREASE IN NET ASSETS

NET ASSETS
    Beginning of period                                                    621                    621
                                                                    ----------             ----------
    End of year                                                     $      621             $      621
                                                                    ==========             ==========

(a) The Portfolio did not operate during the year ended August 31, 2003.

(b) The Portfolio did not operate during the year ended August 31, 2002.

                       See notes to financial statements.

THE VALIANT FUND
U.S. TREASURY INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS, CLASS A SHARES

                                                                                  FOR THE YEARS ENDED
                                                       ------------------------------------------------------------------------
                                                        2003 (a)     2002 (b)     2001 (c)          2000 (d)          1999 (e)
                                                       ----------   ----------   ----------        ----------        ----------
NET ASSET VALUE, BEGINNING OF PERIOD                   $    1.000   $    1.000   $     1.00        $     1.00        $     1.00
                                                       ----------   ----------   ----------        ----------        ----------
INVESTMENT ACTIVITIES
    Net investment income                                       -            -         0.01              0.01              0.00 *
    Net realized gain  from investment transactions             -            -            -                 -                 -
                                                       ----------   ----------   ----------        ----------        ----------
    Total from investment activities                            -            -         0.01              0.01              0.00 *
                                                       ----------   ----------   ----------        ----------        ----------
DIVIDENDS
    Net investment income                                       -            -        (0.01)            (0.01)            (0.00)*
                                                       ----------   ----------   ----------        ----------        ----------
    Total dividends                                             -            -        (0.01)            (0.01)            (0.00)*
                                                       ----------   ----------   ----------        ----------        ----------
NET ASSET VALUE, END OF PERIOD                         $    1.000   $    1.000   $     1.00        $     1.00        $     1.00
                                                       ==========   ==========   ==========        ==========        ==========
TOTAL RETURN                                                    -            -         0.68% (f)         0.51% (f)         0.40% (f)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                      $        1   $        1   $        1        $        1        $        1
Ratio of expenses to average net assets                         -            -         0.20% (g)         0.20% (g)         0.20% (g)
Ratio of net investment income to average net assets            -            -         5.11% (g)         4.21% (g)         3.69% (g)

*   Less than $0.005 per share.

(a) The Portfolio did not operate during the year ended August 31, 2003.

(b) The Portfolio did not operate during the year ended August 31, 2002.

(c) The Portfolio operated from December 6, 2000 to January 24, 2001.

(d) The Portfolio operated from December 7, 1999 to January 19, 2000.

(e) The Portfolio operated from December 14, 1998 to January 22, 1999.

(f) Not Annualized.

(g) Annualized.

                       See notes to financial statements.

THE VALIANT FUND

                          NOTES TO FINANCIAL STATEMENTS
                                 AUGUST 31, 2003

1.       ORGANIZATION:

                  The U.S. Treasury Money Market Portfolio, U.S. Treasury Income Portfolio, General Money Market Portfolio and Tax-Exempt Money Market Portfolio (referred to individually as a "Portfolio" and collectively as the "Portfolios") are separate portfolios of The Valiant Fund. The Valiant Fund (the "Trust") is a Massachusetts business trust, organized on January 29, 1993 and is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust is authorized to offer five classes of shares: Class A, Class B, Class C (has not commenced operations), Class D and Class E.

2.       SIGNIFICANT ACCOUNTING POLICIES:

                  The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

         SECURITY VALUATION:

                  Investments of the Portfolios are valued at amortized cost, which approximates value. Under the amortized cost method, discount or premium, if any, is accreted or amortized, respectively, on a straight-line basis to the maturity of the security.

         SECURITIES TRANSACTIONS AND RELATED INCOME:

                  Securities transactions are recorded on trade date. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of a premium or a discount.

         REPURCHASE AGREEMENTS:

                  Each Portfolio may enter into repurchase agreements with an entity whose creditworthiness has been reviewed and found satisfactory by the Portfolios' Sub-Advisor, Reich & Tang Asset Management L.P. The repurchase price generally equals the price paid by a Portfolio plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the collateral held pursuant to the agreement, with a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Portfolios' custodian, either physically or in book entry form.

         EXPENSE ALLOCATION:

                  Expenses directly attributable to a Portfolio are charged to that Portfolio. Trust expenses are allocated proportionately among each Portfolio within the Trust in relation to the net assets of each Portfolio or another reasonable basis. Expenses specific to a class are charged to that class.

         DIVIDENDS TO SHAREHOLDERS:

                  The Portfolios' declare all net investment income daily as dividends to their shareholders and distribute such dividends monthly.

                  Additional dividends are also paid to the Portfolios' shareholders to the extent necessary to avoid the federal excise tax on certain undistributed income and net realized gains of registered investment companies.

THE VALIANT FUND

                                 AUGUST 31, 2003

                  The amount of dividends from net investment income and net realized gains are determined in accordance with U.S. income tax regulations, which may differ from the U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified among the components of net assets; temporary differences do not require reclassification.

         FEDERAL TAXES:

                  Each Portfolio is a separate taxable entity for federal tax purposes. Each Portfolio has qualified and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and distribute substantially all of its taxable net investment income and net realized gains, if any, to their shareholders. Accordingly, no provision for federal income excise tax is required.

3.       RELATED PARTY TRANSACTIONS:

         INVESTMENT ADVISER:

                  Integrity Management & Research, Inc. (the "Manager"), a wholly owned subsidiary of Integrity Investments, Inc., serves as the Investment Adviser to the Trust. The Trust pays the Manager a fee, computed daily and paid monthly, at the annual rate of 0.20% of the average daily net assets of each Portfolio.

                  Under terms of the Management Agreement, all expenses incurred by the Portfolios are paid directly by the Manager, except for distribution and shareholder servicing fees, Trustee fees and other miscellaneous non-recurring fees.

         DISTRIBUTION AND SHAREHOLDER SERVICING PLAN:

                  Integrity Investments, Inc. (the "Distributor"), an affiliate of the manager, acts as exclusive distributor of the Trust's shares. The Trust has adopted distribution and shareholder servicing plans for each class of shares offered (together, the "Plans") pursuant to Rule 12b-1 of the 1940 Act. For its services, the Distributor is authorized to receive a fee, computed daily and paid monthly, based on the average daily net assets of each class, at the following annual percentage rates:

CLASS                   FEE RATE
-----                   --------
Class A Shares            0.35%
Class B Shares            0.35
Class C Shares            0.65
Class D Shares            0.50
Class E Shares            0.80

         EXPENSE LIMITATIONS:

                  The Portfolios' Adviser and Distributor have contractually agreed to reimburse expenses and waive certain distribution fees necessary to limit total expenses to the following rates until December 31, 2003:

                    DISTRIBUTION AND
CLASS             SERVICING FEES WAIVER    EXPENSE LIMITATION
-----             ---------------------    ------------------
Class A Shares            0.35%                   0.20%
Class B Shares            0.10                    0.45
Class C Shares            0.00                    0.85
Class D Shares            0.00                    0.70
Class E Shares            0.00                    1.00

THE VALIANT FUND

                                 AUGUST 31, 2003

         FEE REIMBURSEMENTS:

                  Expenses reimbursed and fees waived by the Adviser and Distributor are set forth on each Portfolio's Statement of Operations.

4.       CAPITAL SHARE TRANSACTIONS:

                  Each class is authorized to issue an unlimited number of shares with no par value. Transactions in capital and shares of beneficial interest by class for the Portfolios for the year ended August 31, 2003 and year ended August 31,2002 are listed below (amounts represent shares and dollars):

                        U.S. TREASURY MONEY MARKET           GENERAL MONEY MARKET             TAX-EXEMPT MONEY MARKET
                                PORTFOLIO                          PORTFOLIO                         PORTFOLIO
                     --------------------------------  --------------------------------  ---------------------------------
                          FOR THE         FOR THE          FOR THE          FOR THE          FOR THE          FOR THE
                        YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED      YEAR ENDED
                     AUGUST 31, 2003  AUGUST 31, 2002  AUGUST 31, 2003  AUGUST 31, 2002  AUGUST 31, 2003  AUGUST 31, 2002
                     --------------------------------  --------------------------------  ---------------------------------
SHARE TRANSACTIONS:
CLASS A SHARES:
Issued                   12,459,045       19,084,977    2,785,649,642    2,000,279,120     642,984,337      545,082,871
Reinvested                       86              145           23,362           86,127              11               15
Redeemed                (12,558,975)     (22,201,812)  (2,778,968,659)  (2,023,332,491)   (674,568,798)    (512,459,792)
                     -------------------------------   -------------------------------    -----------------------------
Net increase
(decrease) in
Class A Shares              (99,844)      (3,116,690)       6,704,345      (22,967,244)    (31,584,450)      32,623,094
                     -------------------------------   -------------------------------    -----------------------------
CLASS B SHARES:
Issued                1,092,082,247      854,485,702       39,818,413      116,332,750               -                -
                              2,061                -                -                -               -                -
Redeemed             (1,111,710,396)    (825,407,966)     (44,917,766)    (109,779,239)              -                -
                     -------------------------------   -------------------------------    -----------------------------
Net increase
(decrease) in
Class B Shares          (19,626,088)      29,077,736       (5,099,353)       6,553,511               -                -
                     -------------------------------   -------------------------------    -----------------------------
CLASS D SHARES:
Issued                  981,056,095    1,334,987,930      210,163,036      297,761,212       1,500,791        8,419,769
Reinvested                        -            3,024          102,115          113,209               -                -
Redeemed             (1,020,736,681)  (1,348,864,879)    (175,979,968)    (274,064,440)     (2,215,849)      (7,872,070)
                     -------------------------------   -------------------------------    -----------------------------
Net increase
(decrease) in
Class D Shares          (39,680,586)     (13,873,925)      34,285,183       23,809,981        (715,058)        (547,699)
                     -------------------------------   -------------------------------    -----------------------------
CLASS E SHARES:
Issued                1,661,501,323      624,567,338      132,955,656      109,437,782               -                -
Reinvested                        5               15                6               18               -                -
Redeemed             (1,738,350,766)    (740,133,086)    (158,699,611)    (125,636,456)              -                -
                     -------------------------------   -------------------------------    -----------------------------
Net increase
(decrease) in
Class E Shares          (76,849,438)    (115,565,733)     (25,743,949)     (16,198,656)              -                -
                     -------------------------------   -------------------------------    -----------------------------
NET INCREASE
(DECREASE) IN
SHARE
TRANSACTIONS           (136,255,956)    (103,478,612)      10,146,226       (8,802,408)    (32,299,508)      33,170,793
                     ===============================   ===============================    =============================

THE VALIANT FUND

                                 AUGUST 31, 2003

5.       CONCENTRATION OF CREDIT RISK:

                  As of August 31, 2003, approximately 59.7% of the Tax-Exempt Money Market Portfolio was invested in obligations of political subdivisions of the State of Florida and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 50% of these investments are further secured, as to principal and interest, by credit enhancements such as letters of credit, municipal bond insurance, and guarantees issued by financial institutions.

6.       FEDERAL TAX INFORMATION:

                  All of the dividends paid for the years ended August 31, 2003 and 2002 by the General Money Market Portfolio and the U.S. Treasury Money Market Portfolio are ordinary income for Federal Income Tax Purposes

         During the fiscal years ended August 31, 2003 and 2002, all of the distributions paid by the Tax-Exempt Money Market Portfolio have been designated tax-exempt income distributions.

         Undistributed net investment income differs from financial statement and tax purposes primarily due to the timing of dividend payments.

         For federal income tax purposes, the following Portfolios have capital loss carryforwards as of August 31, 2003, which are available to offset future realized gains, if any:

           NAME                   AMOUNT          EXPIRES
--------------------------      -------------------------
U.S. Treasury Money Market      $  230,225          2008
                                    21,859          2009
                                ----------
                                $  252,084
                                ==========

General Money Market            $   29,268          2005
                                    51,799          2008
                                ----------
                                $   81,067
                                ==========

Tax-Exempt Money Market         $   54,799          2004
                                     1,943          2005
                                    12,059          2006
                                     2,545          2008
                                    42,330          2009
                                ----------
                                $  113,676
                                ==========

                         REPORT OF INDEPENDENT AUDITORS

To the Trustees and Shareholders of The Valiant Fund

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of U.S. Treasury Money Market Portfolio, the General Money Market Portfolio, the Tax-Exempt Money Market Portfolio, and the U.S. Treasury Income Portfolio (constituting The Valiant Fund, hereafter referred to as the "Fund") at August 31, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets for the two years then ended and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
October 8, 2003

MANAGEMENT OF THE TRUST

The trustees and officers of the Trust and their principal occupations during the past five years are as follows:

RICHARD F. CURCIO                     PRESIDENT, TRUSTEE, CHAIRMAN OF THE BOARD

Founded Integrity Investments, Inc. (a broker/dealer) and Integrity Management & Research, Inc.(an investment adviser) in 1992, and is currently President and Director of each. Senior Vice President/Regional Manager for Fidelity Institutional Services Company from 1987 to 1992. Associated with Fidelity Distributors from 1979 to 1992.

JOHN S. CULBERTSON                    TRUSTEE

Retired. Trust Consultant with Fidelity Investments Institutional Services Co. from 1990 to 1993.

RUFUS C. CUSHMAN JR.                  TRUSTEE

Retired. Money Manager with Fidelity Management & Research Corp. From 1968 through 1994.

H. WILLIS DAY                         TRUSTEE

Retired. Former Senior Vice President of Southeast Bank, FLA, N.A.

ROGER F. DUMAS                        TRUSTEE

Private investor since 1987.

KENNETH J. PHELPS                     TRUSTEE

President, Principal and Director of Reliance Trust Company, Atlanta, GA since 1992. Chairman, Chief Executive Officer and Director, C&S/Sovran Trust Company, Inc. from 1987 to 1992.

DENIS R. CURCIO                       VICE PRESIDENT, SECRETARY AND TREASURER

Mr. Curcio joined Integrity Investments, Inc. the distributor of The Valiant Fund in June of 1998 after graduating from Jacksonville University with a BS in Finance. Aged 27, Denis is responsible for oversight and administration of The Valiant Fund.

BRENDEN R. CURCIO                     VICE PRESIDENT

Mr. Curcio joined Integrity Investments, Inc., the distributor of The Valiant Fund in June of 1994 after graduating from Stetson University with a BBA in Finance. Aged 31, Brenden is responsible for institutional sales of The Valiant Fund in the Northeast and Midwest.

ROBERT MELLEY                         VICE PRESIDENT, ASSISTANT SECRETARY AND
                                      ASSISTANT TREASURER

Senior Vice President of Integrity Investments, Inc. since April 1994. Senior Vice President, Treasurer
Fidelity Distributors, Inc. from 1981 to 1994.

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the Registrant's President and Treasurer.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

No financial expert was chosen because none of the disinterested trustees, believe they are qualified as financial experts but all are retired financial or investment professionals and feel they can fulfill their duties as required.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

a) The President and Treasurer of the registrant have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) within 90 days from the date hereof. Based on that evaluation, they have concluded that the registrant's disclosure controls and procedures were effective.

b) There has been no change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal half-year that has materially affected, or is likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) in the exact form set forth below: Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Valiant Fund

By (Signature and Title) /s/ Richard F. Curcio
                         -------------------------------------------------------
                         Richard F. Curcio, Chairman of the Board and President

Date 10/31/03

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Richard F. Curcio
                         -------------------------------------------------------
                         Richard F. Curcio, Chairman of the Board and President

Date 10/31/03

By (Signature and Title) /s/ Denis R. Curcio
                         -------------------------------------------------------
                         Denis R. Curcio, Treasurer

Date 10/31/03